UNITED STATES
SECURITIES AND EXCHANGE COMMISSION
Washington, D.C. 20549

FORM N-Q

QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF REGISTERED
MANAGEMENT INVESTMENT COMPANY

Investment Company Act file number 811-23078

                         Virtus ETF Trust II
(Exact name of registrant as specified in charter)

1540 Broadway, 16th Floor

                         New York, NY 10036
(Address of principal executive offices) (Zip code)

Virtus ETF Trust II

c/o Corporation Service Company

2711 Centerville Road, Suite 400

                         Wilmington, DE 19808
(Name and address of agent for service)

Registrant's telephone number, including area code: (212) 593-4383

Date of fiscal year end: July 31

Date of reporting period: April 30, 2018

Form N-Q is to be used by management investment companies, other than small business investment companies registered on Form N-5 (§§ 239.24 and 274.5 of this chapter), to file reports with the Commission, not later than 60 days after the close of the first and third fiscal quarters, pursuant to rule 30b1-5 under the Investment Company Act of 1940 (17 CFR 270.30b1-5). The Commission may use the information provided on Form N-Q in its regulatory, disclosure review, inspection, and policymaking roles.

A registrant is required to disclose the information specified by Form N-Q, and the Commission will make this information public. A registrant is not required to respond to the collection of information contained in Form N-Q unless the Form displays a currently valid Office of Management and Budget ("OMB") control number. Please direct comments concerning the accuracy of the information collection burden estimate and any suggestions for reducing the burden to the Secretary, Securities and Exchange Commission, 100 F Street, NE, Washington, DC 20549. The OMB has reviewed this collection of information under the clearance requirements of 44 U.S.C. § 3507.

Item 1. Schedule of Investments.

The Schedule(s) of Investments is attached herewith.

Schedule of Investments - Virtus Enhanced Short U.S. Equity ETF

April 30, 2018 (unaudited)

Security Description	Shares	Value
MONEY MARKET FUND - 94.7%
Dreyfus AMT-Free Tax Exempt Cash Management- Institutional Shares, 1.45%(1) (Cost $2,181,682)	2,181,682	$2,181,682
TOTAL INVESTMENTS- 94.7%
(Cost $2,181,682)		2,181,682
Other Assets in Excess of Liabilities - 5.3%		122,005
Net Assets - 100.0%		$2,303,687

(1)	The rate shown reflects the seven-day yield as of April 30, 2018.

At April 30, 2018, open futures contracts sold were as follows:

Description	Expiration Date	Number of Contracts	Notional Amount	Unrealized Appreciation/ (Depreciation)
Short Contracts
E-mini Consumer Staples Select Sector Futures	6/15/2018	(5)	$253,000	$18,088
E-mini Health Care Select Sector Futures	6/15/2018	(6)	494,880	19,116
E-mini Materials Select Sector Futures	6/15/2018	(1)	60,190	(3)
E-mini S&P 500 Futures	6/15/2018	(9)	1,191,150	63,587
E-mini S&P Real Estate Select Sector Stock Index Futures	6/15/2018	(2)	74,225	370
E-mini Utilities Select Sector Futures	6/15/2018	(2)	103,700	(3,205)
			$2,177,145	$97,953

Cash posted as collateral to broker for futures contracts was $101,114 at April 30, 2018.

The following table summarizes valuation of the Fund’s investments under the fair value hierarchy levels as of April 30, 2018:

	Level 1	Level 2	Level 3	Total
Asset Valuation Inputs
Money Market Fund	$2,181,682	$–	$–	$2,181,682
Futures	101,161	–	–	101,161
Total	$2,282,843	$–	$–	$2,282,843
Liability Valuation Inputs
Futures	$3,208	$–	$–	$3,208
Total	$3,208	$–	$–	$3,208

For significant movements between levels within the fair value hierarchy, the Fund adopted a policy of recognizing transfers at the end of the reporting period. There were no significant transfers between levels during the period ended April 30, 2018.

A reconciliation of assets in which Level 3 inputs are used in determining fair value is presented when there are significant Level 3 investments at the end of period. There were no Level 3 securities as of April 30, 2018.

See Notes to the Schedules of Investments

Schedule of Investments - Virtus Newfleet Dynamic Credit ETF

April 30, 2018 (unaudited)

Security Description	Principal	Value
TERM LOANS – 57.9%
Aerospace – 0.8%
Transdigm, Inc., 5.05%, (3-Month USD LIBOR + 2.75%), 06/09/23 (1)	$571,250	$574,366
TransDigm, Inc., 4.80%, (3-Month USD LIBOR + 2.50%), 08/22/24 (1)	99,251	99,865
Total Aerospace		674,231
Chemicals – 1.9%
Atotech B.V., 5.30%, (3-Month USD LIBOR + 3.00%), 01/31/24 (Netherlands) (1)	173,688	175,099
Ineos US Finance LLC, 3.90%, (1-Month USD LIBOR + 2.00%), 04/01/24 (1)	553,313	555,811
Kraton Polymers LLC, 4.40%, (1-Month USD LIBOR + 2.50%), 03/08/25 (1)	117,371	118,508
MacDermid, Inc. (Platform Specialty Products Corp.), 4.40%, (1-Month USD LIBOR + 2.50%), 06/07/20 (1)	69,517	69,921
PQ Corp., 4.40%, (1-Month USD LIBOR + 2.50%), 02/08/25 (1)	24,938	25,098
Tronox Ltd., 5.30%, (3-Month USD LIBOR + 3.00%), 09/23/24 (1)	76,552	77,431
Tronox Ltd., 5.30%, (3-Month USD LIBOR + 3.00%), 09/23/24 (1)	33,173	33,554
Univar USA, Inc., 4.40%, (1-Month USD LIBOR + 2.50%), 07/01/24 (1)	484,353	489,235
Total Chemicals		1,544,657
Consumer Durables – 0.5%
Hayward Industries, Inc., 5.40%, (1-Month USD LIBOR + 3.50%), 08/05/24 (1)	417,900	421,036

Consumer Non-Durables – 1.6%
Diamond (BC) B.V., 4.99%, (2-Month USD LIBOR + 3.00%), 09/06/24 (Netherlands) (1)	359,100	359,269
HLF Financing S.a r.l. (HLF Financing US, LLC), 7.40%, (1-Month USD LIBOR + 5.50%), 02/15/23 (Luxembourg) (1)	333,000	337,579
Libbey Glass, Inc., 4.90%, (1-Month USD LIBOR + 3.00%), 04/09/21 (1)	312,309	306,843
Revlon Consumer Products Corp., 5.40%, (1-Month USD LIBOR + 3.50%), 09/07/23 (1)	377,685	292,941
Total Consumer Non-Durables		1,296,632
Energy – 3.7%
Apergy Corp., 0.00%, 04/18/25 (1)(2)	55,000	55,412
California Resources Corp., 6.65%, (1-Month USD LIBOR + 4.75%), 12/31/22 (1)	190,000	194,750
Fieldwood Energy LLC, 7.15%, (1-Month USD LIBOR + 5.25%), 04/11/22 (1)	295,000	297,028
Gavilan Resources, LLC, 7.90%, (1-Month USD LIBOR + 6.00%), 03/01/24 (1)	170,000	169,858
McDermott Technology Americas, Inc., 0.00%, 04/04/25 (Panama) (1)(2)	265,000	263,717
MEG Energy Corp., 5.81%, (3-Month USD LIBOR + 3.50%), 12/31/23 (Canada) (1)	77,900	78,397
Security Description	Principal	Value
TERM LOANS (continued)
Energy (continued)

MRC Global, (US), Inc. (fka McJunkin Red Man Corp.), 5.40%, (1-Month USD LIBOR + 3.50%), 09/20/24 (1)	$314,213	$317,160
Seadrill Operating LP (Seadrill Partners Finco LLC), 0.00%, 02/21/21 (Marshall Islands) (1)(2)	598,080	514,097
Traverse Midstream Partners LLC, 5.85%, (3-Month USD LIBOR + 4.00%), 09/27/24 (1)	320,000	322,250
Ultra Resources, Inc., 4.90%, (3-Month USD LIBOR + 3.00%), 04/12/24 (1)	395,000	371,178
Weatherford International Ltd., 4.21%, (1-Month USD LIBOR + 2.30%), 07/13/20 (Bermuda) (1)	313,387	310,451
Total Energy		2,894,298
Financials – 2.7%
Asurion LLC, 4.65%, (1-Month USD LIBOR + 2.75%), 11/03/23 (1)	290,329	292,734
Asurion, LLC (fka Asurion Corp.), 4.65%, (1-Month USD LIBOR + 2.75%), 08/04/22 (1)	354,110	356,933
Asurion, LLC (fka Asurion Corp.), 7.90%, (1-Month USD LIBOR + 6.00%), 08/04/25 (1)	387,193	398,809
Ditech Holding Corp., 7.90%, (1-Month USD LIBOR + 6.00%), 06/30/22 (1)	678,311	639,308
Genworth Holdings, Inc., 6.40%, (1-Month USD LIBOR + 4.50%), 03/07/23 (1)	45,000	45,844
Tempo Acquisition, LLC, 4.90%, (1-Month USD LIBOR + 3.00%), 05/01/24 (1)	431,100	434,109
Total Financials		2,167,737
Food and Drug – 0.7%
Albertson's LLC, 4.65%, (1-Month USD LIBOR + 2.75%), 08/25/21 (1)	114,424	113,516
Albertson's LLC, 5.29%, (3-Month USD LIBOR + 3.00%), 12/21/22 (1)	470,500	467,738
Total Food and Drug		581,254
Food/Tobacco – 1.7%
Chobani, LLC (Chobani Idaho, LLC), 5.40%, (1-Month USD LIBOR + 3.50%), 10/10/23 (1)	269,860	271,658
Dole Food Co., Inc., 4.63%, (1-Month USD LIBOR + 2.75%), 04/06/24 (1)	348,344	350,434
JBS USA LUX SA, 4.68%, (3-Month USD LIBOR + 2.50%), 10/30/22 (Luxembourg) (1)	517,350	517,673
Post Holdings, Inc., 3.90%, (1-Month USD LIBOR + 2.00%), 05/24/24 (1)	69,475	69,878
Sigma US Corp., 0.00%, 03/06/25 (Netherlands) (1)(2)	115,000	115,475
Total Food/Tobacco		1,325,118
Forest Prod/Containers – 1.7%
Berry Global, Inc., 3.90%, (1-Month USD LIBOR + 2.00%), 01/19/24 (1)	381,150	383,873

See Notes to the Schedules of Investments

Schedule of Investments - Virtus Newfleet Dynamic Credit ETF (continued)

April 30, 2018 (unaudited)

Security Description	Principal	Value
TERM LOANS (continued)
Forest Prod/Containers (continued)

BWAY Holding Co., 5.27%, (3-Month USD LIBOR + 3.25%), 04/03/24 (1)	$446,625	$449,816
Klockner Pentaplast of America, Inc. (fka Kleopatra Acquisition Corp.), 6.15%, (3-Month USD LIBOR + 4.25%), 06/30/22 (1)	417,050	397,090
Trident TPI Holdings, Inc., 5.15%, (1-Month USD LIBOR + 3.25%), 10/17/24 (1)	104,738	105,458
Total Forest Prod/Containers		1,336,237
Gaming/Leisure – 4.0%
Caesars Resort Collection, LLC, 4.65%, (1-Month USD LIBOR + 2.75%), 12/23/24 (1)	498,350	502,987
CityCenter Holdings, LLC, 4.40%, (1-Month USD LIBOR + 2.50%), 04/18/24 (1)	410,890	413,431
Everi Payments, Inc., 5.49%, (3-Month USD LIBOR + 3.50%), 05/09/24 (1)	372,188	375,504
Golden Nugget, Inc. (aka Landry’s, Inc.), 4.65%, (2-Month USD LIBOR + 2.75%), 10/04/23 (1)	188,563	190,348
GVC Holdings PLC, 0.00%, 03/29/24 (1)(2)	225,000	225,680
Playa Resorts Holding B.V., 5.15%, (3-Month USD LIBOR + 3.25%), 04/29/24 (Netherlands) (1)	491,550	495,175
Scientific Games International, Inc., 4.74%, (2-Month USD LIBOR + 2.75%), 08/14/24 (1)	5,000	5,036
Station Casinos LLC, 4.41%, (1-Month USD LIBOR + 2.50%), 06/08/23 (1)	353,058	354,768
UFC Holdings, LLC, 5.16%, (1-Month USD LIBOR + 3.25%), 08/18/23 (1)	578,313	582,133
Wyndham Hotels & Resorts, Inc., 0.00%, 03/28/25 (1)(2)	40,000	40,360
Total Gaming/Leisure		3,185,422
Health Care – 6.2%
Air Medical Group Holdings, Inc., 6.15%, (1-Month USD LIBOR + 4.25%), 03/14/25 (1)	74,813	75,709
Amneal Pharmaceuticals LLC, 0.00%, 05/04/25 (1)(2)	315,000	316,871
Amneal Pharmaceuticals, LLC, 5.40%, (3-Month USD LIBOR + 3.50%), 11/01/19 (1)	370,730	372,662
Change Healthcare Holdings, Inc. (fka Emdeon, Inc.), 4.65%, (1-Month USD LIBOR + 2.75%), 03/01/24 (1)	506,858	509,432
CHG Healthcare Services, Inc. (fka CHG Buyer Corp.), 5.06%, (3-Month USD LIBOR + 3.00%), 06/07/23 (1)	74,625	75,356
CHS / Community Health Systems, Inc., 5.23%, (3-Month USD LIBOR + 3.25%), 01/27/21 (1)	288,777	280,836

Security Description	Principal	Value
TERM LOANS (continued)
Health Care (continued)

Endo Luxembourg Finance Co. I S.a.r.l., 6.19%, (1-Month USD LIBOR + 4.25%), 04/29/24 (Luxembourg) (1)	$267,975	$266,929
Envision Healthcare Corp. (fka Emergency Medical Services Corp.), 4.91%, (1-Month USD LIBOR + 3.00%), 12/01/23 (1)	60,061	60,398
Immucor, Inc. (fka IVD Acquisition Corp.), 7.30%, (2-Month USD LIBOR + 5.00%), 06/15/21 (1)	29,775	30,519
NVA Holdings, Inc., 5.05%, (3-Month USD LIBOR + 2.75%), 02/02/25 (1)	345,000	346,941
Ortho-Clinical Diagnostics, Inc., 5.63%, (3-Month USD LIBOR + 3.75%), 06/30/21 (1)	420,941	424,273
Parexel International Corp., 4.65%, (1-Month USD LIBOR + 2.75%), 09/27/24 (1)	69,650	69,966
PharMerica Corp., 5.40%, (1-Month USD LIBOR + 3.50%), 12/06/24 (1)	65,000	65,406
PharMerica Corp., 9.65%, (1-Month USD LIBOR + 7.75%), 12/05/25 (1)	25,000	25,125
Prospect Medical Holdings, Inc., 7.44%, (1-Month USD LIBOR + 5.50%), 02/22/24 (1)	150,000	151,125
Select Medical Corp., 4.65%, (1-Month USD LIBOR + 5.50%), 03/01/21 (1)	346,500	350,398
Sterigenics-Nordion Holdings, LLC, 4.90%, (1-Month USD LIBOR + 3.00%), 05/15/22 (1)	408,942	411,627
Surgery Partners, LLC, 5.16%, (1-Month USD LIBOR + 3.25%), 09/02/24 (1)	228,850	229,673
Team Health, Inc., 4.65%, (1-Month USD LIBOR + 2.75%), 02/06/24 (1)	166,771	161,976
U.S. Renal Care, Inc., 6.55%, (3-Month USD LIBOR + 4.25%), 12/30/22 (1)	406,487	405,640
Valeant Pharmaceuticals International, Inc., 5.39%, (1-Month USD LIBOR + 3.50%), 04/01/22 (Canada) (1)	258,846	262,069
Total Health Care		4,892,931
Housing – 1.4%
Capital Automotive L.P., 4.41%, (1-Month USD LIBOR + 2.50%), 03/25/24 (1)	149,325	150,188
Capital Automotive L.P., 7.91%, (1-Month USD LIBOR + 6.00%), 03/24/25 (1)	361,614	367,038
Quikrete Holdings, Inc., 4.65%, (1-Month USD LIBOR + 2.75%), 11/15/23 (1)	367,424	369,429
Siteone Landscape Supply, LLC (fka John Deere Landscapes LLC), 4.66%, (1-Month USD LIBOR + 2.75%), 04/29/22 (1)	213,925	215,263
Total Housing		1,101,918
Information Technology – 4.5%
Applied Systems, Inc., 5.55%, (3-Month USD LIBOR + 3.25%), 09/19/24 (1)	353,973	357,513
Applied Systems, Inc., 9.30%, (3-Month USD LIBOR + 7.00%), 09/19/25 (1)	60,000	62,130

See Notes to the Schedules of Investments

Schedule of Investments - Virtus Newfleet Dynamic Credit ETF (continued)

April 30, 2018 (unaudited)

Security Description	Principal	Value
TERM LOANS (continued)
Information Technology (continued)

Blackboard, Inc., 7.36%,(3-Month USD LIBOR + 5.00%), 06/30/21 (1)	$380,208	$359,534
BMC Software Finance, Inc., 5.15%, (1-Month USD LIBOR + 3.25%), 09/10/22 (1)	429,622	431,922
Infor (US), Inc. (fka Lawson Software, Inc.), 4.65%, (3-Month USD LIBOR + 2.75%), 02/01/22 (1)	512,964	515,958
Presidio LLC (fka Presidio, Inc.), 5.06%, (3-Month USD LIBOR + 2.75%), 02/02/24 (1)	255,725	257,205
Rackspace Hosting, Inc., 4.79%, (3-Month USD LIBOR + 3.00%), 11/03/23 (1)	183,712	183,495
Sorenson Communications, Inc., 8.06%, (3-Month USD LIBOR + 5.75%), 04/30/20 (1)	29,768	29,905
SS&C Technologies, Inc., 4.40%, (1-Month USD LIBOR + 2.50%), 04/16/25 (1)	166,964	168,289
SS&C Technologies, Inc., 4.40%, (1-Month USD LIBOR + 2.50%), 04/16/25 (1)	451,266	454,849
Veritas US, Inc., 6.80%, (3-Month USD LIBOR + 4.50%), 01/27/23 (1)	217,838	214,945
VF Holding Corp., 5.15%, (1-Month USD LIBOR + 3.25%), 06/30/23 (1)	512,299	517,174
Total Information Technology		3,552,919
Manufacturing – 3.1%
Accudyne Industries Borrower SCA, 5.15%, (1-Month USD LIBOR + 3.25%), 08/18/24 (Luxembourg) (1)	368,150	371,038
Brand Energy & Infrastructure Services, Inc. (fka FR Brand Acquisition Corp), 6.55%, (3-Month USD LIBOR + 4.25%), 06/21/24 (1)	381,475	385,721
CPI Acquisition, Inc., 6.36%, (3-Month USD LIBOR + 4.50%), 08/17/22 (1)	630,638	405,708
Filtration Group Corp., 5.30%, (3-Month USD LIBOR + 3.00%), 03/29/25 (1)	125,000	126,393
Gardner Denver, Inc., 5.05%, (1-Month USD LIBOR + 2.75%), 07/30/24 (1)	443,691	446,826
Gates Global LLC, 5.05%, (3-Month USD LIBOR + 2.75%), 04/01/24 (1)	439,074	442,262
Pro Mach Group, Inc., 5.03%, (3-Month USD LIBOR + 3.00%), 03/07/25 (1)	55,000	55,172
Titan Acquisition Ltd. / Titan Co.-Borrower LLC, 5.06%, (2-Month USD LIBOR + 3.00%), 03/28/25 (Canada) (1)	235,000	235,587
Total Manufacturing		2,468,707
Media/Telecom - Broadcasting – 2.1%
Sinclair Television Group, Inc., 0.00%, 01/03/24 (1)(2)	197,500	198,488
Sinclair Television Group, Inc., 0.00%, 12/12/24 (1)(2)	525,000	528,281

Security Description	Principal	Value
TERM LOANS (continued)
Media/Telecom - Broadcasting (continued)

Univision Communications, Inc., 4.65%, (1-Month USD LIBOR + 2.75%), 03/15/24 (1)	$941,805	$930,541
Total Media/Telecom - Broadcasting		1,657,310
Media/Telecom - Cable/Wireless Video – 1.8%
Radiate Holdco, LLC (aka RCN Grande), 4.90%, (1-Month USD LIBOR + 3.00%), 02/01/24 (1)	264,000	261,629
Telenet Financing USD LLC, 4.40%, (1-Month USD LIBOR + 2.50%), 03/01/26 (1)	15,000	15,087
UPC Financing Partnership, 4.40%, (1-Month USD LIBOR + 2.50%), 01/15/26 (1)	315,000	316,071
Virgin Media Bristol LLC, 4.40%, (1-Month USD LIBOR + 2.50%), 01/15/26 (1)	375,000	377,149
Ziggo Secured Finance Partnership, 4.40%, (1-Month USD LIBOR + 2.50%), 04/15/25 (1)	445,000	443,425
Total Media/Telecom - Cable/Wireless Video		1,413,361
Media/Telecom - Diversified Media – 1.1%
Cineworld Finance US, Inc., 4.40%, (1-Month USD LIBOR + 2.50%), 02/28/25 (1)	270,000	269,972
Formula One Management Limited, 4.40%,(1-Month USD LIBOR + 2.50%), 02/01/24 (United Kingdom) (1)	450,653	450,583
Meredith Corp., 4.90%, (1-Month USD LIBOR + 3.00%), 01/31/25 (1)	155,000	156,211
Total Media/Telecom - Diversified Media		876,766
Media/Telecom - Telecommunications – 4.7%
Altice Financing S.A., 5.10%, (3-Month USD LIBOR + 2.75%), 07/15/25 (Luxembourg) (1)	440,550	437,074
CenturyLink, Inc., 4.65%, (1-Month USD LIBOR + 2.75%), 01/31/25 (1)	473,613	467,247
Communications Sales & Leasing, Inc. (CSL Capital, LLC), 4.90%, (1-Month USD LIBOR + 3.00%), 10/24/22 (1)	391,443	378,396
Global Tel*Link Corp., 6.30%, (3-Month USD LIBOR + 4.00%), 05/23/20 (1)	283,362	285,345
Level 3 Financing, Inc., 4.15%, (3-Month USD LIBOR + 2.25%), 02/22/24 (1)	660,000	663,666
NeuStar, Inc., 4.80%, (3-Month USD LIBOR + 2.50%), 01/08/20 (1)	55,324	55,677
NeuStar, Inc., 5.56%, (2-Month USD LIBOR + 3.50%), 08/08/24 (1)	268,650	269,754
Numericable U.S. LLC, 4.65%, (3-Month USD LIBOR + 2.75%), 07/31/25 (1)	357,875	353,081
Securus Technologies Holdings, Inc., 6.40%, (2-Month USD LIBOR + 4.50%), 11/01/24 (1)	358,900	364,508
Securus Technologies Holdings, Inc., 10.15%, (2-Month USD LIBOR + 8.25%), 11/01/25 (1)	215,000	217,867
West Corp., 5.90%, (1-Month USD LIBOR + 4.00%), 10/10/24 (1)	211,123	212,995
Total Media/Telecom - Telecommunications		3,705,610

See Notes to the Schedules of Investments

Schedule of Investments - Virtus Newfleet Dynamic Credit ETF (continued)

April 30, 2018 (unaudited)

Security Description	Principal	Value
TERM LOANS (continued)
Media/Telecom - Wireless Communications – 0.8%
Digicel International Finance Ltd., 5.61%, (3-Month USD LIBOR + 3.25%), 05/27/24 (Bermuda) (1)	$149,250	$149,344
Sprint Communications, Inc., 4.44%, (1-Month USD LIBOR + 2.50%), 02/02/24 (1)	449,600	451,497
Total Media/Telecom - Wireless Communications		600,841
Metals/Minerals – 0.8%
Contura Energy, Inc., 6.91%, (2-Month USD LIBOR + 5.00%), 03/18/24 (1)	354,250	355,135
GrafTech Finance, Inc., 5.40%, (1-Month USD LIBOR + 3.50%), 02/12/25 (1)	310,000	311,744
Total Metals/Minerals		666,879
Retail – 1.3%
Leslie's Poolmart, Inc., 5.40%, (2-Month USD LIBOR + 3.50%), 08/16/23 (1)	397,495	402,092
Neiman Marcus Group, Inc. (The), 5.14%, (1-Month USD LIBOR + 3.25%), 10/25/20 (1)	232,571	205,098
PetSmart, Inc., 4.89%, (1-Month USD LIBOR + 3.00%), 03/11/22 (1)	247,730	195,521
Staples, Inc., 5.79%, (2-Month USD LIBOR + 4.00%), 09/12/24 (1)	238,800	236,645
Total Retail		1,039,356
Service – 7.0%
Advantage Sales & Marketing, Inc., 5.15%, (3-Month USD LIBOR + 3.25%), 07/23/21 (1)	302,887	290,772
Advantage Sales & Marketing, Inc., 8.40%, (3-Month USD LIBOR + 6.50%), 07/25/22 (1)	275,000	255,980
AlixPartners, LLP, 5.05%, (3-Month USD LIBOR + 2.75%), 04/04/24 (1)	592,204	595,905
First Data Corp., 4.15%, (1-Month USD LIBOR + 2.25%), 07/08/22 (1)	460,000	462,157
Greenrock Finance, Inc., 5.80%, (3-Month USD LIBOR + 3.50%), 06/28/24 (1)	234,413	236,707
GW Honos Security Corp. (Garda World Security Corp.), 5.51%, (3-Month USD LIBOR + 3.50%), 05/24/24 (Canada) (1)	212,510	215,166
Laureate Education, Inc., 5.40%, (1-Month USD LIBOR + 3.50%), 04/26/24 (1)	394,417	397,622
Opal Acquisition, Inc., 0.00%, 11/27/20 (1)(2)	277,791	273,045
Prime Security Services Borrower, LLC (aka Protection 1 Security Solutions), 4.65%, (1-Month USD LIBOR + 2.75%), 05/02/22 (1)	252,455	254,348
Red Ventures, LLC, 5.90%, (1-Month USD LIBOR + 4.00%), 11/08/24 (1)	333,325	337,867
Sedgwick Claims Management Services, Inc., 4.65%, (1-Month USD LIBOR + 2.75%), 03/01/21 (1)	577,802	579,007
Sedgwick Claims Management Services, Inc., 0.00%, 02/28/22 (1)(2)	245,000	247,603

Security Description	Principal	Value
TERM LOANS (continued)
Service (continued)

Spin Holdco, Inc., 5.08%, (3-Month USD LIBOR + 3.25%), 11/14/22 (1)	$246,862	$248,972
TKC Holdings, Inc., 6.16%, (3-Month USD LIBOR + 4.25%), 02/01/23 (1)	449,774	454,553
WEX, Inc., 4.15%, (1-Month USD LIBOR + 2.25%), 06/30/23 (1)	480,417	484,186
Wrangler Buyer Corp. (aka Waste Industries USA, Inc.), 4.90%, (1-Month USD LIBOR + 3.00%), 09/27/24 (1)	174,563	175,626
Total Service		5,509,516
Transportation - Automotive – 2.8%
Accuride Corp., 0.00%,11/17/23 (1)(2)	198,546	200,780
American Axle & Manufacturing, Inc., 4.15%, (1-Month USD LIBOR + 2.25%), 04/06/24 (1)	382,875	385,388
Deck Chassis Acquisition, Inc., 7.90%, (1-Month USD LIBOR + 6.00%), 06/15/23 (1)	65,000	66,300
DexKo Global, Inc., 5.80%, (2-Month USD LIBOR + 3.50%), 07/24/24 (1)	463,838	469,274
Federal-Mogul Corp., 5.65%, (1-Month USD LIBOR + 3.75%), 04/15/21 (1)	634,594	641,962
Navistar, Inc., 5.40%, (1-Month USD LIBOR + 3.50%), 11/06/24 (1)	418,950	422,289
Total Transportation - Automotive		2,185,993
Utilities – 1.0%
Dynegy, Inc., 4.40%, (1-Month USD LIBOR + 2.50%), 02/07/24 (1)	199,666	201,197
Lightstone Holdco LLC, 5.65%, (1-Month USD LIBOR + 3.75%), 01/30/24 (1)	6,957	7,026
Lightstone Holdco LLC, 5.65%, (1-Month USD LIBOR + 3.75%), 01/30/24 (1)	108,652	109,738
Talen Energy Supply, LLC, 5.90%, (1-Month USD LIBOR + 4.00%), 04/15/24 (1)	449,540	446,261
Total Utilities		764,222
Total Term Loans
(Cost $45,860,317)		45,862,951
CORPORATE BONDS – 29.3%
Consumer Discretionary – 7.5%
American Axle & Manufacturing, Inc., 6.25%, 03/15/26	15,000	14,887
American Greetings Corp., 8.75%, 04/15/25(3)	80,000	73,000
Beazer Homes USA, Inc., 5.88%, 10/15/27	240,000	220,800
Cablevision Systems Corp., 5.88%, 09/15/22	120,000	118,500
Caesars Resort Collection LLC / CRC Finco, Inc., 5.25%, 10/15/25(3)	245,000	234,587
CCO Holdings LLC / CCO Holdings Capital Corp., 5.13%, 05/01/27(3)	160,000	150,315
Cequel Communications Holdings I LLC / Cequel Capital Corp., 7.50%, 04/01/28(3)	200,000	203,750
Clear Channel Worldwide Holdings, Inc., 7.63%, 03/15/20	335,000	337,094
Cooper-Standard Automotive, Inc., 5.63%, 11/15/26(3)	180,000	179,100

See Notes to the Schedules of Investments

Schedule of Investments - Virtus Newfleet Dynamic Credit ETF (continued)

April 30, 2018 (unaudited)

Security Description	Principal	Value
CORPORATE BONDS (continued)
Consumer Discretionary (continued)

CSC Holdings LLC, 6.75%, 11/15/21	$170,000	$179,350
DISH DBS Corp., 5.00%, 03/15/23	245,000	212,231
DISH DBS Corp., 7.75%, 07/01/26	185,000	168,466
Downstream Development Authority of the Quapaw Tribe of Oklahoma, 10.50%, 02/15/23(3)	140,000	145,250
Golden Nugget, Inc., 6.75%, 10/15/24(3)	190,000	193,325
Goodyear Tire & Rubber Co. (The), 4.88%, 03/15/27	125,000	117,344
Hilton Domestic Operating Co., Inc., 5.13%, 05/01/26(3)	120,000	120,600
iHeartCommunications, Inc., 9.00%, 12/15/19(4)	150,000	121,500
L Brands, Inc., 6.88%, 11/01/35	101,000	95,950
Laureate Education, Inc., 8.25%, 05/01/25(3)	115,000	124,200
Lennar Corp., 5.25%, 06/01/26(3)	245,000	241,962
Live Nation Entertainment, Inc., 5.63%, 03/15/26(3)	175,000	175,000
McGraw-Hill Global Education Holdings LLC / McGraw-Hill Global Education Finance, 7.88%, 05/15/24(3)	260,000	242,775
MDC Holdings, Inc., 5.50%, 01/15/24	30,000	30,712
Meredith Corp., 6.88%, 02/01/26(3)	165,000	167,475
MGM Growth Properties Operating Partnership LP / MGP Finance Co.-Issuer, Inc., 4.50%, 01/15/28	140,000	129,500
Neiman Marcus Group Ltd. LLC, 8.00%, 10/15/21(3)	165,000	113,025
Pinnacle Entertainment, Inc., 5.63%, 05/01/24	150,000	157,500
PulteGroup, Inc., 6.38%, 05/15/33	50,000	52,325
Scientific Games International, Inc., 6.63%, 05/15/21	80,000	82,000
Tenneco, Inc., 5.00%, 07/15/26	175,000	164,063
TRI Pointe Group, Inc. / TRI Pointe Homes, Inc., 5.88%, 06/15/24	350,000	356,563
Under Armour, Inc., 3.25%, 06/15/26	115,000	102,256
Univision Communications, Inc., 5.13%, 05/15/23(3)	160,000	152,400
Viking Cruises Ltd., 5.88%, 09/15/27(3)	210,000	203,175
Vista Outdoor, Inc., 5.88%, 10/01/23	150,000	140,625
Weekley Homes LLC / Weekley Finance Corp., 6.63%, 08/15/25(3)	220,000	214,500
William Lyon Homes, Inc., 6.00%, 09/01/23(3)	215,000	215,473
Total Consumer Discretionary		5,951,578
Consumer Staples – 1.2%
Albertsons Cos. LLC / Safeway, Inc. / New Albertson's, Inc. / Albertson's LLC, 5.75%, 03/15/25	75,000	65,719
Cumberland Farms, Inc., 6.75%, 05/01/25(3)	140,000	145,600
Dole Food Co., Inc., 7.25%, 06/15/25(3)	300,000	303,750
Post Holdings, Inc., 5.50%, 03/01/25(3)	150,000	147,750
Post Holdings, Inc., 5.63%, 01/15/28(3)	25,000	23,969
Prestige Brands, Inc., 6.38%, 03/01/24(3)	50,000	50,500
Rite Aid Corp., 6.13%, 04/01/23(3)	95,000	97,137
Safeway, Inc., 7.25%, 02/01/31	150,000	126,600
Total Consumer Staples		961,025

Security Description	Principal	Value
CORPORATE BONDS (continued)

Energy – 4.8%
Alliance Resource Operating Partners LP / Alliance Resource Finance Corp., 7.50%, 05/01/25(3)	$207,000	$219,161
American Midstream Partners LP / American Midstream Finance Corp., 8.50%, 12/15/21(3)	195,000	195,000
Bristow Group, Inc., 8.75%, 03/01/23(3)	150,000	155,250
Callon Petroleum Co., 6.13%, 10/01/24	133,000	136,325
Carrizo Oil & Gas, Inc., 6.25%, 04/15/23	205,000	211,554
Cheniere Corpus Christi Holdings LLC, 5.88%, 03/31/25	235,000	243,157
Chesapeake Energy Corp., 8.00%, 06/15/27(3)	360,000	347,400
CrownRock LP / CrownRock Finance, Inc., 5.63%, 10/15/25(3)	215,000	212,850
Denbury Resources, Inc., 9.25%, 03/31/22(3)	63,000	65,835
EP Energy LLC / Everest Acquisition Finance, Inc., 9.38%, 05/01/24(3)	85,000	65,450
EP Energy LLC / Everest Acquisition Finance, Inc., 8.00%, 11/29/24(3)	90,000	93,600
EP Energy LLC / Everest Acquisition Finance, Inc., 8.00%, 02/15/25(3)	55,000	39,050
Jagged Peak Energy LLC, 5.88%, 05/01/26(3)	190,000	191,069
Oasis Petroleum, Inc., 6.88%, 01/15/23	140,000	144,200
Range Resources Corp., 4.88%, 05/15/25	125,000	116,328
Sanchez Energy Corp., 7.25%, 02/15/23(3)	75,000	75,937
SESI LLC, 7.75%, 09/15/24(3)	190,000	197,125
SM Energy Co., 5.63%, 06/01/25	50,000	48,750
Sunoco LP / Sunoco Finance Corp., 4.88%, 01/15/23(3)	50,000	49,348
Sunoco LP / Sunoco Finance Corp., 5.50%, 02/15/26(3)	110,000	106,425
Tapstone Energy LLC / Tapstone Energy Finance Corp., 9.75%, 06/01/22(3)	135,000	117,072
Targa Resources Partners LP / Targa Resources Partners Finance Corp., 5.88%, 04/15/26(3)	280,000	278,950
Transocean, Inc., 9.00%, 07/15/23(3)	140,000	151,557
Transocean, Inc., 7.50%, 01/15/26(3)	60,000	60,750
Ultra Resources, Inc., 7.13%, 04/15/25(3)	50,000	33,594
USA Compression Partners LP / USA Compression Finance Corp., 6.88%, 04/01/26(3)	145,000	148,444
Vine Oil & Gas LP / Vine Oil & Gas Finance Corp., 8.75%, 04/15/23(3)	120,000	113,100
Total Energy		3,817,281
Financials – 2.5%
Huntington Bancshares, Inc., 5.70%,(3-Month USD LIBOR + 2.88%), perpetual(1)(5)	190,000	190,237
Icahn Enterprises LP / Icahn Enterprises Finance Corp., 6.25%, 02/01/22	120,000	122,700
Icahn Enterprises LP / Icahn Enterprises Finance Corp., 6.38%, 12/15/25	195,000	196,219
iStar, Inc., 6.00%, 04/01/22	150,000	150,375
iStar, Inc., 5.25%, 09/15/22	55,000	53,487
KeyCorp, 5.00%, (3-Month USD LIBOR + 3.61%), perpetual(1)(5)	215,000	210,700

See Notes to the Schedules of Investments

Schedule of Investments - Virtus Newfleet Dynamic Credit ETF (continued)

April 30, 2018 (unaudited)

Security Description	Principal	Value
CORPORATE BONDS (continued)
Financials (continued)

Ladder Capital Finance Holdings LLLP / Ladder Capital Finance Corp., 5.88%, 08/01/21(3)	$295,000	$301,269
Navient Corp., 6.50%, 06/15/22	234,000	240,728
Navient Corp., 6.75%, 06/25/25	170,000	172,125
Springleaf Finance Corp., 6.13%, 05/15/22	240,000	246,900
Springleaf Finance Corp., 6.88%, 03/15/25	95,000	96,188
Total Financials		1,980,928
Health Care – 4.5%
Avantor, Inc., 6.00%, 10/01/24(3)	100,000	100,750
Change Healthcare Holdings LLC / Change Healthcare Finance, Inc., 5.75%, 03/01/25(3)	80,000	78,500
Charles River Laboratories International, Inc., 5.50%, 04/01/26(3)	115,000	117,265
CHS / Community Health Systems, Inc., 6.88%, 02/01/22	170,000	93,925
CHS / Community Health Systems, Inc., 6.25%, 03/31/23	175,000	160,016
DaVita, Inc., 5.13%, 07/15/24	165,000	160,153
DJO Finance LLC / DJO Finance Corp., 8.13%, 06/15/21(3)	150,000	150,937
Eagle Holding Co. II LLC, 7.63%, 05/15/22(3)(6)	150,000	152,250
Envision Healthcare Corp., 6.25%, 12/01/24(3)	80,000	83,600
HCA, Inc., 5.38%, 02/01/25	245,000	244,388
Kindred Healthcare, Inc., 8.00%, 01/15/20	100,000	107,625
MPH Acquisition Holdings LLC, 7.13%, 06/01/24(3)	140,000	142,857
Ortho-Clinical Diagnostics, Inc. / Ortho-Clinical Diagnostics SA, 6.63%, 05/15/22(3)	110,000	109,450
Polaris Intermediate Corp., 8.50%, 12/01/22(3)(6)	60,000	61,050
Sotera Health Holdings, LLC, 6.50%, 05/15/23(3)	165,000	165,413
Surgery Center Holdings, Inc., 8.88%, 04/15/21(3)	150,000	154,875
Surgery Center Holdings, Inc., 6.75%, 07/01/25(3)	25,000	23,750
Tenet Healthcare Corp., 8.13%, 04/01/22	100,000	104,500
Tenet Healthcare Corp., 5.13%, 05/01/25(3)	75,000	73,406
Tenet Healthcare Corp., 7.00%, 08/01/25(3)	320,000	315,600
Valeant Pharmaceuticals International, Inc., 5.88%, 05/15/23(3)	260,000	238,713
Valeant Pharmaceuticals International, Inc., 7.00%, 03/15/24(3)	50,000	52,922
Valeant Pharmaceuticals International, Inc., 6.13%, 04/15/25(3)	150,000	135,858
Valeant Pharmaceuticals International, Inc., 5.50%, 11/01/25(3)	195,000	194,756
Valeant Pharmaceuticals International, Inc., 9.00%, 12/15/25(3)	75,000	76,219
WellCare Health Plans, Inc., 5.25%, 04/01/25	110,000	110,836
West Street Merger Sub, Inc., 6.38%, 09/01/25(3)	170,000	167,875
Total Health Care		3,577,489

Security Description	Principal	Value
CORPORATE BONDS (continued)
Industrials – 1.6%
Beacon Roofing Supply, Inc., 4.88%, 11/01/25(3)	$95,000	$90,250
Compass Group Diversified Holdings LLC, 8.00%, 05/01/26(3)	105,000	104,475
Navistar International Corp., 6.63%, 11/01/25(3)	200,000	208,500
Standard Industries, Inc., 6.00%, 10/15/25(3)	195,000	203,288
TransDigm, Inc., 6.50%, 05/15/25	220,000	224,400
Vertiv Intermediate Holding Corp., 12.00%, 02/15/22(3)(6)	210,000	214,200
Wrangler Buyer Corp., 6.00%, 10/01/25(3)	215,000	212,850
Total Industrials		1,257,963
Information Technology – 1.4%
Blackboard, Inc., 9.75%, 10/15/21(3)	80,000	62,400
BMC Software Finance, Inc., 8.13%, 07/15/21(3)	170,000	170,425
Everi Payments, Inc., 7.50%, 12/15/25(3)	50,000	50,750
First Data Corp., 7.00%, 12/01/23(3)	310,000	325,153
Infor US, Inc., 6.50%, 05/15/22	115,000	117,300
Rackspace Hosting, Inc., 8.63%, 11/15/24(3)	90,000	91,462
Radiate Holdco LLC / Radiate Finance, Inc., 6.88%, 02/15/23(3)	20,000	19,450
Radiate Holdco LLC / Radiate Finance, Inc., 6.63%, 02/15/25(3)	180,000	167,400
ViaSat, Inc., 5.63%, 09/15/25(3)	85,000	81,600
Total Information Technology		1,085,940
Materials – 2.0%
BWAY Holding Co., 7.25%, 04/15/25(3)	25,000	25,742
CPG Merger Sub LLC, 8.00%, 10/01/21(3)	210,000	216,300
Flex Acquisition Co., Inc., 6.88%, 01/15/25(3)	110,000	110,756
Hexion, Inc., 13.75%, 02/01/22(3)	160,000	133,600
Hexion, Inc., 10.38%, 02/01/22(3)	135,000	131,962
Kraton Polymers LLC / Kraton Polymers Capital Corp., 7.00%, 04/15/25(3)	115,000	119,313
LSB Industries, Inc., 9.63%, 05/01/23(3)	115,000	116,294
Owens-Brockway Glass Container, Inc., 6.38%, 08/15/25(3)	170,000	178,925
Platform Specialty Products Corp., 5.88%, 12/01/25(3)	250,000	244,063
PQ Corp., 5.75%, 12/15/25(3)	180,000	178,650
U.S. Steel Corp., 6.25%, 03/15/26	145,000	144,275
Total Materials		1,599,880
Real Estate – 0.5%
Greystar Real Estate Partners LLC, 5.75%, 12/01/25(3)	175,000	173,688
MPT Operating Partnership LP / MPT Finance Corp., 5.00%, 10/15/27	110,000	104,500
Uniti Group LP / Uniti Fiber Holdings, Inc. / CSL Capital LLC, 7.13%, 12/15/24(3)	95,000	88,112
Total Real Estate		366,300
Telecommunication Services – 1.6%
Cincinnati Bell, Inc., 7.00%, 07/15/24(3)	130,000	119,912
Consolidated Communications, Inc., 6.50%, 10/01/22	87,000	80,475

See Notes to the Schedules of Investments

Schedule of Investments - Virtus Newfleet Dynamic Credit ETF (continued)

April 30, 2018 (unaudited)

Security Description	Principal	Value
CORPORATE BONDS (continued)
Telecommunication Services (continued)

Frontier Communications Corp., 8.50%, 04/15/20	$125,000	$126,250
Frontier Communications Corp., 7.13%, 01/15/23	105,000	75,600
Frontier Communications Corp., 7.63%, 04/15/24	65,000	43,062
Frontier Communications Corp., 8.50%, 04/01/26(3)	60,000	58,500
Level 3 Financing, Inc., 5.38%, 01/15/24	205,000	203,463
Sprint Corp., 7.88%, 09/15/23	280,000	301,000
West Corp., 8.50%, 10/15/25(3)	135,000	130,950
Windstream Services LLC / Windstream Finance Corp., 6.38%, 08/01/23(3)	100,000	57,250
Zayo Group LLC / Zayo Capital, Inc., 5.75%, 01/15/27(3)	70,000	69,650
Total Telecommunication Services		1,266,112
Utilities – 1.7%
AmeriGas Partners LP / AmeriGas Finance Corp., 5.50%, 05/20/25	85,000	83,937
Calpine Corp., 5.38%, 01/15/23	325,000	312,812
Ferrellgas LP / Ferrellgas Finance Corp., 6.75%, 06/15/23	105,000	95,419
Ferrellgas Partners LP / Ferrellgas Partners Finance Corp., 8.63%, 06/15/20	115,000	106,375
NRG Energy, Inc., 5.75%, 01/15/28(3)	95,000	94,288
Suburban Propane Partners LP/Suburban Energy Finance Corp., 5.50%, 06/01/24	125,000	120,938
TerraForm Power Operating LLC, 4.25%, 01/31/23(3)	130,000	124,475
TerraForm Power Operating LLC, 5.00%, 01/31/28(3)	130,000	122,200
Vistra Energy Corp., 8.00%, 01/15/25(3)	245,000	266,744
Total Utilities		1,327,188
Total Corporate Bonds
(Cost $23,499,377)		23,191,684
FOREIGN BONDS – 6.3%
Consumer Discretionary – 0.8%
Altice France SA, 7.38%, 05/01/26 (France)(3)	205,000	199,619
Gateway Casinos & Entertainment Ltd., 8.25%, 03/01/24 (Canada)(3)	195,000	207,431
TI Group Automotive Systems LLC, 8.75%, 07/15/23 (United Kingdom)(3)	241,000	254,255
Total Consumer Discretionary		661,305
Consumer Staples – 0.3%
Kronos Acquisition Holdings, Inc., 9.00%, 08/15/23 (Canada)(3)	210,000	201,075

Energy – 0.6%
Petrobras Global Finance BV, 5.30%, 01/27/25 (Brazil)(3)	90,000	88,560
Petrobras Global Finance BV, 6.00%, 01/27/28 (Brazil)(3)	100,000	97,560
Seven Generations Energy Ltd., 5.38%, 09/30/25 (Canada)(3)	165,000	160,875

Security Description	Principal	Value
FOREIGN BONDS (continued)
Energy (continued)

YPF SA, 6.95%, 07/21/27 (Argentina)(3)	$150,000	$147,030
Total Energy		494,025
Government – 0.1%
Argentine Republic Government International Bond, 4.63%, 01/11/23 (Argentina)	75,000	71,681

Health Care – 0.1%
Teva Pharmaceutical Finance Netherlands III BV, 3.15%, 10/01/26 (Israel)	70,000	55,837

Industrials – 1.1%
Bombardier, Inc., 6.13%, 01/15/23 (Canada)(3)	180,000	182,025
Bombardier, Inc., 7.50%, 12/01/24 (Canada)(3)	110,000	116,050
Garda World Security Corp., 8.75%, 05/15/25 (Canada)(3)	110,000	115,192
Latam Finance Ltd., 6.88%, 04/11/24 (Chile)(3)	335,000	344,212
Titan Acquisition Ltd. / Titan Co-Borrower LLC, 7.75%, 04/15/26 (Canada)(3)	105,000	104,869
Total Industrials		862,348
Materials – 2.5%
Alpha 3 BV / Alpha US Bidco, Inc., 6.25%, 02/01/25 (United Kingdom)(3)	320,000	325,600
ARD Securities Finance S.a.r.l., 8.75%, 01/31/23 (Luxembourg)(3)(6)	200,000	211,500
Ardagh Packaging Finance PLC / Ardagh Holdings USA, Inc., 6.00%, 02/15/25 (Ireland)(3)	380,000	385,225
FMG Resources August 2006 Pty Ltd., 5.13%, 03/15/23 (Australia)(3)	155,000	154,613
James Hardie International Finance Dac, 4.75%, 01/15/25 (Ireland)(3)	200,000	195,500
James Hardie International Finance DAC, 5.00%, 01/15/28 (Ireland)(3)	200,000	195,000
Mercer International, Inc., 5.50%, 01/15/26 (Canada)(3)	60,000	59,100
NOVA Chemicals Corp., 4.88%, 06/01/24 (Canada)(3)	100,000	97,375
NOVA Chemicals Corp., 5.00%, 05/01/25 (Canada)(3)	160,000	154,400
Vedanta Resources PLC, 6.38%, 07/30/22 (India)(3)	200,000	201,740
Total Materials		1,980,053

See Notes to the Schedules of Investments

Schedule of Investments - Virtus Newfleet Dynamic Credit ETF (continued)

April 30, 2018 (unaudited)

Security Description	Principal	Value
FOREIGN BONDS (continued)
Telecommunication Services – 0.8%
Altice Luxembourg SA, 7.63%, 02/15/25 (Luxembourg)(3)	$310,000	$280,550
Digicel Ltd., 6.75%, 03/01/23 (Jamaica)(3)	200,000	183,518
Telenet Finance Luxembourg Notes S.a.r.l., 5.50%, 03/01/28 (Belgium)(3)	200,000	192,000
Total Telecommunication Services		656,068
Total Foreign Bonds
(Cost $5,076,340)		4,982,392
U.S. TREASURY BILL – 3.1%
U.S. Treasury Bill 2.06%, 03/28/19(7)
(Cost $2,454,172)	2,500,000	2,450,781
U.S. TREASURY NOTES – 2.0%
U.S. Treasury Note 2.27%, 03/31/20	595,000	592,443
U.S. Treasury Note 2.40%, 03/15/21	1,000,000	993,340
Total U.S. Treasury Notes
(Cost $1,594,049)		1,585,783
	Shares
MONEY MARKET FUND - 3.1%
JP Morgan U.S. Government Money Market Institutional Shares, 1.56%(8) (Cost $2,488,117)	2,488,117	2,488,117
TOTAL INVESTMENTS- 101.7%
(Cost $80,972,372)		80,561,708
Liabilities in Excess of Other Assets - (1.7)%		(1,371,290)
Net Assets - 100.0%		$79,190,418

(1)	Variable rate instrument. The interest rate shown reflects the rate in effect at April 30, 2018.
(2)	The loan will settle after April 30, 2018 at which the interest will be determined.
(3)	Security was purchased pursuant to Rule 144A under the Securities Act of 1933 and may not be resold subject to that rule except to qualified institutional buyers. Unless otherwise noted, 144A securities are deemed to be liquid. At April 30, 2018, the aggregate value of these securities was $19,351,351, or 24.44% of net assets.
(4)	Is In Default.
(5)	Perpetual security with no stated maturity date.
(6)	Payment in-kind security.100% of the income was received in cash.
(7)	Represents a zero coupon bond. Rate shown reflects the effective yield.
(8)	The rate shown reflects the seven-day yield as of April 30, 2018.

Abbreviations:
LIBOR	— London InterBank Offered Rate
USD	— United States Dollar

See Notes to the Schedules of Investments

Schedule of Investments - Virtus Newfleet Dynamic Credit ETF (continued)

April 30, 2018 (unaudited)

The following table summarizes valuation of the Fund's investments under the fair value hierarchy levels as of April 30, 2018:

	Level 1	Level 2	Level 3	Total
Asset Valuation Inputs
Term Loans	$–	$45,862,951	$–	$45,862,951
Corporate Bonds	–	23,191,684	–	23,191,684
Foreign Bonds	–	4,982,392	–	4,982,392
U.S. Treasury Bill	–	2,450,781	–	2,450,781
U.S. Treasury Notes	–	1,585,783	–	1,585,783
Money Market Fund	2,488,117	–	–	2,488,117
Total	$2,488,117	$78,073,591	$–	$80,561,708

For significant movements between levels within the fair value hierarchy, the Fund adopted a policy of recognizing transfers at the end of the reporting period. There were no significant transfers between levels during the period ended April 30, 2018.

A reconciliation of assets in which Level 3 inputs are used in determining fair value is presented when there are significant Level 3 investments at the end of reporting period. There were no Level 3 securities as of April 30, 2018.

See Notes to the Schedules of Investments

Notes to Financial Statements (unaudited)

1.   ORGANIZATION

Virtus ETF Trust II (the “Trust”) was organized as a Delaware statutory trust on July 14, 2015 and is registered with the Securities and Exchange Commission (the “SEC”) as an open-end management investment company under the Investment Company Act of 1940, as amended (the “1940 Act”). Virtus Enhanced Short U.S. Equity ETF and Virtus Newfleet Dynamic Credit ETF (each a “Fund” and, collectively, the “Funds”), each a separate investment portfolio of the Trust, are presented herein. The offering of shares is registered under the Securities Act of 1933, as amended (the “Securities Act”).

2.	SIGNIFICANT ACCOUNTING POLICIES

Each Fund is an investment company and accordingly follows the investment company accounting and reporting guidance of the Financial Accounting Standards Board (FASB) Accounting Standard Codification Topic 946 Financial Services — Investment Companies. Each Fund prepares its financial statements in accordance with generally accepted accounting principles (“GAAP”) in the United States of America and follows the summarized investment valuation policies described below.

Security Valuation

Equity securities are valued based on their last sale price. Price information on listed securities is taken from the exchange where the security is primarily traded. Securities regularly traded in an over the counter market are valued at the latest quoted sale price in such market or in the case of the NewYork Stock Exchange (“NYSE”) or NASDAQ, at the NYSE or NASDAQ Official Closing Price. Such valuations are typically categorized as Level 1 in the fair value hierarchy described below.

If market quotations are not readily available, or if it is determined that a quotation of a security does not represent fair value, then the security is valued at fair value as determined in good faith using procedures adopted by the Trust’s Board of Trustees (the “Board”). Such valuations are typically categorized as Level 2 or Level 3 in the fair value hierarchy described below.

Debt securities, including restricted securities, are valued based on evaluated quotations received from independent pricing services or from dealers who make markets in such securities. For most bond types, the pricing service utilizes matrix pricing that considers one or more of the following factors: yield or price of bonds of comparable quality, coupon, maturity, current cash flows, type, and current day trade information, as well as dealer-supplied prices. Such valuations are typically categorized as Level 2 in the fair value hierarchy described below. Debt securities that are not widely traded, are illiquid, or are internally fair valued using procedures adopted by the Board are generally categorized as Level 3 in the hierarchy.

Investments in other open-end investment companies are valued based on their net asset value each business day and are typically categorized as Level 1 in the fair value hierarchy described below.

Futures contracts are generally valued at the settlement prices established each day on the exchange on which they are traded. Such valuations are typically categorized as Level 1 in the fair value hierarchy described below.

Fair Value Measurement

Accounting Standards Codification, Fair Value Measurement (“ASC 820”) defines fair value, establishes a framework for measuring fair value in accordance with GAAP, and requires disclosure about fair value measurements. It also provides guidance on determining when there has been a significant decrease in the volume and level of activity for an asset or liability, when a transaction is not orderly, and how that information must be incorporated into fair value measurement. Under ASC 820, various inputs are used in determining the value of the Funds’ investments. These inputs are summarized in the following hierarchy:

•	Level 1 — Unadjusted quoted prices in active markets for identical assets or liabilities that the Funds have the ability to access.
•	Level 2 — Observable inputs other than quoted prices included in Level 1 that are observable for the asset or liability, either directly or indirectly. These inputs may include quoted prices for the identical instrument on an inactive market, prices for similar securities, interest rates, prepayment speeds, credit risk, yield curves, default rates and similar data.
•	Level 3 — Unobservable inputs for the asset or liability, to the extent relevant observable inputs are not available; representing the Funds’ own assumptions about the assumptions a market participant would use in valuing the asset or liability, and would be based on the best information available.

The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities. The hierarchy classification of inputs used to value each Fund’s investments at April 30, 2018, is disclosed at the end of each Fund’s Schedule of Investments.

Item 2. Controls and Procedures.

(a)	The registrant’s principal executive and principal financial officers, or persons performing similar functions, have concluded that the registrant’s disclosure controls and procedures (as defined in Rule 30a-3(c) under the Investment Company Act of 1940, as amended (the “1940 Act”) (17 CFR 270.30a-3(c))) are effective, as of a date within 90 days of the filing date of the report that includes the disclosure required by this paragraph, based on their evaluation of these controls and procedures required by Rule 30a-3(b) under the 1940 Act (17 CFR 270.30a-3(b)) and Rules 13a-15(b) or 15d-15(b) under the Securities Exchange Act of 1934, as amended (17 CFR 240.13a-15(b) or 240.15d-15(b)).

(b)	There were no changes in the registrant’s internal control over financial reporting (as defined in Rule 30a-3(d) under the 1940 Act (17 CFR 270.30a-3(d))) that occurred during the registrant’s last fiscal quarter that has materially affected, or is reasonably likely to materially affect, the registrant’s internal control over financial reporting.

Item 3. Exhibits.

Certifications pursuant to Rule 30a-2(a) under the 1940 Act and Section 302 of the Sarbanes-Oxley Act of 2002 are attached hereto.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

(Registrant)	Virtus ETF Trust II

By (Signature and Title)*	/s/ William J. Smalley
William J. Smalley, President and Principal Executive Officer (Principal Executive Officer)

Date	6/26/2018

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By (Signature and Title)*	/s/ William J. Smalley
William J. Smalley, President and Principal Executive Officer (Principal Executive Officer)

Date	6/26/2018

By (Signature and Title)*	/s/ Brinton W. Frith
Brinton W. Frith, Treasurer and Principal Financial Officer (Principal Financial Officer)

Date	6/26/2018

* Print the name and title of each signing officer under his or her signature.